Other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Schedule Other Payables

Other payables as at December 31, 2022 and 2021 are analysed as follows:

	31/12/22	31/12/21
Salaries and wages	9,503	7,991
Social security contributions	6,179	5,898
Vacation accrual	4,342	4,397
Withholding taxes on payroll and on others	1,886	2,000
Advance payment from the Parent’s majority shareholder	2,500	2,500
Other accounts payable	9,912	8,667
Total	34,322	31,453